Debt - Additional Information (Detail)		9 Months Ended
	Jun. 23, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Senior notes	$ 5,000,000,000			$ 5,000,000,000
Proceeds of debt used for cash distribution to parent	4,000,000,000
Senior notes, unamortized discount	51,000,000
Deferred issuance cost recognized		$ 8,000,000
Credit facility maximum capacity		$ 1,200,000,000	€ 200,000,000
Credit facility expiration date		2020
Credit facility outstanding amount		$ 0
Fixed Rate Notes Due Two Thousand Forty Five
Debt Instrument [Line Items]
Senior notes	$ 1,000,000,000
Higher rate of debt maturity periods		June 2045
Senior notes, coupon rates	5.25%
Floating Rate Notes maturing June 2018
Debt Instrument [Line Items]
Senior notes	$ 375,000,000
Floating Rate Notes maturing June 2018 | LIBOR
Debt Instrument [Line Items]
Higher rate of debt maturity periods		June 2018
Senior notes, floating coupon rates	0.78%
Fixed Rate Notes Due Two Thousand Twenty Five
Debt Instrument [Line Items]
Senior notes	$ 1,750,000,000
Higher rate of debt maturity periods		June 2025
Senior notes, coupon rates	4.00%
Senior Notes maturing June 2018
Debt Instrument [Line Items]
Senior notes	$ 375,000,000
Higher rate of debt maturity periods		June 2018
Senior notes, coupon rates	2.00%
Senior Notes maturing June 2020
Debt Instrument [Line Items]
Senior notes	$ 1,000,000,000
Higher rate of debt maturity periods		June 2020
Senior notes, coupon rates	2.875%
Senior Notes maturing June 2022
Debt Instrument [Line Items]
Senior notes	$ 500,000,000
Higher rate of debt maturity periods		June 2022
Senior notes, coupon rates	3.60%